Discontinued Operations - Results from Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Provision for (benefit from) income taxes	$ 1.4	$ (1.1)
Income (loss) from discontinued operations	3.1	(3.0)
Carlisle Brake & Friction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	88.1	71.0
Cost of goods sold	71.3	62.0
Operating expense, net(1)	12.0	13.5
Operating income (loss)	4.8	(4.5)
Non-operating expense (income), net(1)	0.3	(0.4)
Income (loss) from discontinued operations before income taxes	4.5	(4.1)
Provision for (benefit from) income taxes	1.4	(1.1)
Income (loss) from discontinued operations	$ 3.1	$ (3.0)